Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2015
Property, plant and equipment, net
Schedule of Property, Plant and Equipment, Net

	March 31,	September 30,
	2015	2015	2015
	RMB	RMB	US$

Buildings	581,252	581,508	91,495
Leasehold improvements	14,864	14,864	2,339
Machineries	137,811	146,636	23,072
Motor vehicles	15,209	15,505	2,440
Furniture, fixtures and equipment	40,132	40,205	6,326
Construction-in-progress	4,283	1,706	268

	793,551	800,424	125,940
Less: Accumulated depreciation	(190,384)	(210,363)	(33,099)

Total property, plant and equipment, net	603,167	590,061	92,841